LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Long-term investments
Schedule of long-term investments

	As of December 31,
	2017	2018
Equity securities without a readily determinable fair value:
Xixi	11,000	11,000
Longyan Huiyuan	140	140
Total	11,140	11,140